Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Severance expenses	$ 51,897	$ 48,331	$ 35,897
Bad debt expenses	$ 3,022	$ 1,333	$ 3,188
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Software product	5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Software product	7 years
Matrix [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares percentage	48.69%
Description of governing bodies	Matrix’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director, while the remaining two directors are associated with Formula, including Formula’s chief executive officer who serves as the chairman of Matrix’s board of directors.
Description of voting rights	the Company, only two shareholders (both Israeli institutional investors) held more than 5% of Matrix’s voting power during the reporting period (one holding approximately 11% and the second one holding approximately 5%); there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last seven years (i.e., 2016-2022), Matrix’s general meetings were attended by shareholders representing between 76% and 82% of its voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 48.69% of the total voting power, this means that the level of activity of Matrix’s other shareholders is relatively moderate or low. The attendance by Matrix’s other shareholders would have to be higher than 97.38% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Matrix’s shareholders’ meetings in recent years, it is the Company’s management’s belief that achieving such a high attendance seems unlikely.
Sapiens [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares percentage	44.10%
Description of voting rights	the Company’s controlling shareholder, held as of December 31, 2022 more than 5% of the voting rights at the general meeting (Harel Insurance Investments & Financial Services Ltd., which increased its percentage ownership of Sapiens’ common shares from 5.4% to 5.6%, and from 5.6% to 5.7% during the years ended December 31, 2020 and 2021, respectively, decreased its percentage interest to 4.6% over the course of 2022; and Phoenix Holdings Ltd. which increased its percentage ownership of Sapiens’ common shares from 5.1% to 5.7% from December 31, 2020 to December 31, 2021 decreased its percentage interest to 4.3% over the course of 2022); there is no evidence that any shareholder has or had granted to any other shareholder a voting proxy at the general meeting; and, over the last six years from 2017 to 2022, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 82% of the total voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 44.1% of total voting rights, this means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2022, the attendance by shareholders would have to be higher than 88.2% in order to deprive the Company of an absolute majority of votes at the general meeting.
Magic [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares percentage	46.26%
Description of voting rights	the Company, as of December 31, 2022, there were just two shareholders (Israeli institutional shareholders) holding more than 5% of Magic Software’s voting power (representing 9.4% and 10.1%, and 7.0% and 7.0%, of the votes as of December 31, 2022 and March 31, 2023, respectively); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last six years from 2017 to 2022, Magic Software’s general meetings were attended by shareholders representing between 65%-87% of the total voting rights. Bearing in mind that the Company presently holds approximately 46.26% of total voting right, this means that the level of activity of Magic Software’s other shareholders is relatively moderate or low. As of December 31, 2022, the attendance by shareholders would have to be higher than 92.52% in order to deprive the Company of an absolute majority of votes at the general meeting.